Financial Statements of Parent Company Guarantor - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net cash provided by (used for) operating activities	$ 67,960	$ 320,226	$ 270,376
Investing activities
Capital expenditures	(94,532)	(73,348)	(59,523)
Proceeds from sale of property and equipment	5,508	1,310	358
Acquisitions, net of cash acquired	470,459	(733,105)
Other	(5,858)	(2,943)	(1,148)
Net cash provided by (used for) investing activities	375,577	(808,086)	(60,313)
Financing activities
Net short-term borrowings	(3,700)	(1,239)	2,728
Proceeds from long-term debt	1,536,146	1,421,602	703,641
Repayment of long-term debt	(1,305,339)	(832,147)	(804,713)
Debt issuance costs	(9,704)	(8,973)	(50)
Debt extinguishment costs	(74,752)
Excess tax benefits from share-based compensation	4,976	3,310	2,686
Shares issued to employees, net of shares withheld	68,177	13,322	9,941
Repurchases of common shares	(334,159)	(12,785)	(24,712)
Dividends paid	(112,397)	(79,537)	(75,465)
Distributions to noncontrolling interest	(1,554)		(4,647)
Net cash provided by (used for) financing activities	(232,306)	503,553	(190,591)
Effect of exchange rate changes on cash and cash equivalents	33	(11,672)	(6,812)
Change in cash and cash equivalents	211,264	4,021	12,660
Cash and cash equivalents, beginning of year	50,077	46,056	33,396
Cash and cash equivalents, end of year	261,341	50,077	46,056
Pentair Ltd.
Operating activities
Net cash provided by (used for) operating activities	(108,944)
Financing activities
Net change in advances to subsidiaries	156,977
Dividends paid	(48,033)
Net cash provided by (used for) financing activities	108,944
Subsidiary Issuer
Operating activities
Net cash provided by (used for) operating activities	(88,253)
Investing activities
Acquisitions, net of cash acquired	300,061
Net cash provided by (used for) investing activities	300,061
Financing activities
Proceeds from long-term debt	1,397,710
Debt issuance costs	(8,722)
Net change in advances to subsidiaries	(1,600,766)
Net cash provided by (used for) financing activities	(211,778)
Change in cash and cash equivalents	30
Cash and cash equivalents, end of year	30
Non-Guarantor Subsidiaries
Operating activities
Net cash provided by (used for) operating activities	61,413
Investing activities
Capital expenditures	(94,532)
Proceeds from sale of property and equipment	5,508
Acquisitions, net of cash acquired	170,398
Other	(5,858)
Net cash provided by (used for) investing activities	75,516
Financing activities
Net short-term borrowings	(3,700)
Proceeds from long-term debt	138,436
Repayment of long-term debt	(1,305,339)
Debt issuance costs	(982)
Debt extinguishment costs	(74,752)
Net change in advances to subsidiaries	1,647,533
Excess tax benefits from share-based compensation	4,976
Shares issued to employees, net of shares withheld	68,177
Repurchases of common shares	(334,159)
Dividends paid	(64,364)
Distributions to noncontrolling interest	(1,554)
Net cash provided by (used for) financing activities	74,272
Effect of exchange rate changes on cash and cash equivalents	33
Change in cash and cash equivalents	211,234
Cash and cash equivalents, beginning of year	50,077
Cash and cash equivalents, end of year	261,311
Eliminations
Operating activities
Net cash provided by (used for) operating activities	203,744
Financing activities
Net change in advances to subsidiaries	(203,744)
Net cash provided by (used for) financing activities	$ (203,744)